PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of
	December 31, 2019	June 30, 2020

At cost:
Land	855,310	877,640
Buildings	5,964,048	8,198,521
Data center equipment	5,567,606	8,322,958
Leasehold improvement	6,111,733	6,955,273
Furniture and office equipment	61,974	74,858
Vehicles	4,115	4,141
	18,564,786	24,433,391
Less: Accumulated depreciation	(2,580,320)	(3,267,380)
	15,984,466	21,166,011
Construction in progress	3,200,173	3,376,940

Property and equipment, net	19,184,639	24,542,951

(1)	The carrying amounts of the Company’s property and equipment acquired under finance leases and other financing arrangement were RMB6,070,349 and RMB7,764,891 as of December 31, 2019 and June 30, 2020, respectively.
(2)	Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) was RMB481,288 (unaudited) and RMB668,067 for the six-month periods ended June 30, 2019 and 2020, respectively, and included in the following captions:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Cost of revenue	476,361	631,329
General and administrative expenses	4,405	35,207
Research and development expenses	522	1,531
	481,288	668,067

(3)	Property and equipment with net a book value of RMB2,493,872 and RMB3,987,569 was pledged as security for bank loans (Note 9) and other financing obligations (Note 12) as of December 31, 2019 and June 30, 2020, respectively.
(4)	As of December 31, 2019 and June 30, 2020, payables for purchase of property and equipment that are contractually due beyond one year of RMB231,458 and RMB185,310, respectively, are recorded in other long-term liabilities in the consolidated balance sheets.